Commitments, Newbuild Commitments (Details) $ in Thousands	Jun. 30, 2026 USD ($) Vessel
Newbuild commitments [Abstract]
Number of newbuild vessels | Vessel	10
Contracted payments to be made	$ 503,600
Less Than One Year [Member]
Newbuild commitments [Abstract]
Contracted payments to be made	151,080
One to Two Years [Member]
Newbuild commitments [Abstract]
Contracted payments to be made	102,070
Two to Five Years [Member]
Newbuild commitments [Abstract]
Contracted payments to be made	$ 250,450